Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Derivative financial instruments
Derivative financial instruments

25. Derivative financial instruments

	Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
2018
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	11	2 562	(23)	4 050
Currency options bought	1	235	–	–
Cash flow hedges
Foreign exchange forward contracts	5	619	(26)	787
Currency options bought	9	507	(0)	40
Currency options sold	–	–	(0)	15
Fair value hedges
Interest rate swaps	7	600	–	–
Foreign exchange forward contracts	2	218	(6)	543
Firm commitments	14	466	(1)	234
Cash flow and fair value hedges(3)
Cross-currency interest rate swaps	22	260	(69)	1 512
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	59	6 257	(43)	5 315
Currency options bought	1	99	–	–
Other derivatives	–	–	(10)	104
Total	131	11 823	(178)	12 600
2017
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	38	3 491	(2)	773
Cash flow hedges
Foreign exchange forward contracts	56	1 305	(6)	465
Fair value hedges
Foreign exchange forward contracts	1	165	(1)	79
Firm commitments	17	133	(24)	229
Cash flow and fair value hedges(3)
Cross-currency interest rate swaps	–	–	(141)	1 512
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	73	5 858	(88)	7 002
Currency options bought	12	664	–	–
Currency options sold	–	–	(4)	163
Other derivatives	–	–	(2)	100
Total	197	11 616	(268)	10 323
(1)	Included in other financial assets and other financial liabilities in the consolidated statement of financial position.
(2)

Includes the gross amount of all notional values for contracts that have not yet been settled or cancelled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.

(3)	Cross-currency interest rate swaps have been designated partly as fair value hedges and partly as cash flow hedges.